Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets (Textual)
Amortization expense	$ 55,043	$ 55,654	$ 223,838	$ 218,782
Patent write-off cost due to abandonment of patents				$ 88,727